Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 11,456	$ 10,802
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,989	4,495
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,734	1,980
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,718	3,402
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,015	$ 925